Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2022
Prepaid Expenses [Abstract]
Schedule of Prepaid expenses
	September 30, 2022	September 30, 2021
	US$	US$
Prepaid recruitment fees	-	159,883
Prepaid tuition fees to Miami University	-	550,613
Prepaid fees to Renda for Beijing office expenses	769,717	558,356
Prepaid fees to DUFE	-	181,829
Prepaid insurance	70,517	39,448
Other prepaid expenses	106,065	70,718
Total	946,299	1,560,847